Fresh-Start Reporting (Fresh-Start Adjustments Narrative) (Details) $ in Millions	Oct. 03, 2016 USD ($)
Fresh-start adjustment, increase in fair value of certain real property	$ 12
Fresh-start adjustment, reduction in fair value of other investments	(3)
Fresh-start adjustment, identifiable intangible assets	2,256
Fresh-start adjustment, reduction in intangible liabilities	(476)
Fresh-start adjustment, reduction in intangible liabilities (electricity supply contract)	525
Fresh-start adjustment, increase in intangible liabilities (wholesale contracts)	(49)
Fresh-start adjustment, addition of regulatory asset	197
Fresh-start adjustment, removal of unamortized debt issuance costs	(26)
Fresh-start adjustment, increase in fair value of credit facility	151
Fresh start adjustment, reduction of nuclear decommissioning fund excess over asset retirement obligation	(465)
Fresh-start adjustment, increase in fair value of obligations related to leased property	29
Fresh-start adjustment, increase in fair value of pension and OPEB obligations	12
Retail trade names (not subject to amortization) [Member]
Fresh-start adjustment, identifiable intangible assets	270
Retail customer relationship [Member]
Fresh-start adjustment, identifiable intangible assets	1,636
Electricity supply contract [Member]
Fresh-start adjustment, identifiable intangible assets	190
Retail and wholesale contracts [Member]
Fresh-start adjustment, identifiable intangible assets	164
Other Identifiable Intangible Assets [Member]
Fresh-start adjustment, identifiable intangible assets	$ (4)